Apr. 30, 2024
Bramshill Multi-Strategy Income Fund
Bramshill Multi-Strategy Income Fund

Bramshill Multi-Strategy Income Fund

Class A Shares (BDKAX)

Class C Shares (BDKCX)

Class T Shares (BDKDX)

Institutional Class Shares (BDKNX)

A series of Investment Managers Series Trust

Supplement dated March 21, 2025, to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2024.

Effective April 1, 2025 (the “Effective Date”), Liberty Street Advisors, Inc. (the “Advisor”) has agreed to (i) lower its management fee for the Bramshill Multi-Strategy Income Fund (the “Fund”) from 1.25% to 0.95% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Fund from 1.75% to 1.60%, 2.50% to 2.35%, 1.75% to 1.60 and 1.50% to 1.35% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 40 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Bramshill Multi-Strategy Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bramshill Multi-Strategy Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees	[1]	0.95%	0.95%	0.95%	0.95%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	1.00%	0.25%	none
Other expenses	[1],[2]	0.32%	0.32%	0.32%	0.32%
Shareholder service fee	[1],[2]	0.05%	0.05%	0.05%	0.05%
Dividends and interest expense on short sales	[1],[2]	0.01%	0.01%	0.01%	0.01%
All other expenses	[1],[2]	0.26%	0.26%	0.26%	0.26%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1],[3]	1.53%	2.28%	1.53%	1.28%
[1]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective April 1, 2025.
[2]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[3]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Bramshill Multi-Strategy Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	574	888	1,224	2,171
Class C Shares	334	712	1,220	2,615
Class T Shares	402	721	1,063	2,028
Institutional Class Shares	130	406	702	1,545

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
Bramshill Multi-Strategy Income Fund | Class C Shares | USD ($)	231	712	1,220	2,615